Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Provisions for Income Taxes

The provisions for income taxes at December 31 consist of:

	2013	2012	2011
Currently payable:
Federal	$(130,581)	$146,745	$553,812
State	14,879	78,765	127,605
Deferred:
Federal	(130,766)	247,295	(321,387)
State	63,206	34,157	(28,414)

Income tax expense (benefit)	$(183,262)	$506,962	$331,616

Summary of Deferred Tax Asset (Liability) Arising from Temporary Differences

The following temporary differences gave rise to the deferred tax asset (liability) at December 31:

	2013	2012
Allowance for loan losses	$732,689	$840,354
Deferred loan fees	45,189	41,582
Accrued interest on nonperforming loans	202,119	543,238
Deferred compensation	59,119	65,793
Depreciation	(223,962)	(336,439)
Amortization	30,511	44,593
Goodwill	(260,867)	(223,600)
AMT	1,005,207	505,207
Deferred state income tax	(32,164)	(53,653)

Total deferred tax asset - federal	1,557,841	1,427,075
Total deferred tax asset - state	94,599	157,805

	1,652,440	1,584,880
Deferred tax assets (liabilities) arising from market adjustments of securities available for sale:
Federal	1,400,227	(1,612,147)
State	239,690	(275,967)

Net deferred tax asset (liability)	$3,292,357	$(303,234)

Effective Income Tax Rate Reconciliation

A reconciliation between the amount of reported income tax expense and the amount computed by applying the statutory federal income tax rate to income before income taxes for the year ended December 31 is as follows:

	2013		2012		2011
	Amount	Percent	Amount	Percent	Amount	Percent
Computed tax at statutory federal rate	$699,647	34.0%	$1,035,205	34.0%	$947,159	34.0%
Plus state income taxes net of federal tax benefits	55,974	2.7%	75,134	2.5%	68,802	2.5%

	755,621	36.7%	1,110,339	36.5%	1,015,961	36.5%
Increase (decrease) in taxes resulting from:
Tax exempt income	(808,389)	(39.3)%	(748,167)	(24.6)%	(673,431)	(24.2)%
Nondeductible interest expense	20,324	1.0%	22,479	1.0%	25,349	1.0%
Bank-owned life insurance	(36,525)	(1.8)%	(36,231)	(1.2)%	(35,089)	(1.3)%
Other - net	(114,293)	(5.5)%	158,542	5.0%	(1,174)	(0.2)%

Actual tax expense	$(183,262)	(8.9)%	$506,962	16.7%	$331,616	11.8%